Earnings and Dividends from Equity Method of Investment (Detail) (USD $) In Millions, unless otherwise specified	2 Months Ended	3 Months Ended	6 Months Ended	8 Months Ended	1 Months Ended	4 Months Ended	12 Months Ended		6 Months Ended	4 Months Ended
	Jun. 30, 2012 TransUnion Corp-Successor	Jun. 30, 2013 TransUnion Corp-Successor	Jun. 30, 2013 TransUnion Corp-Successor	Dec. 31, 2012 TransUnion Corp-Successor	Apr. 30, 2012 TransUnion Corp-Predecessor	Apr. 30, 2012 TransUnion Corp-Predecessor	Dec. 31, 2011 TransUnion Corp-Predecessor	Dec. 31, 2010 TransUnion Corp-Predecessor	Jun. 30, 2013 TransUnion Holding's and TransUnion Corp. Successor's	Jun. 30, 2012 TransUnion Holding Company, Inc.
Investments in and Advances to Affiliates [Line Items]
Earnings from equity method investments	$ 2.4	$ 4.2	$ 7.3	$ 8.0	$ 1.0	$ 4.1	$ 11.4	$ 8.4	$ 7.3	$ 2.4
Dividends received from equity method investments	$ 6.2			$ 9.3		$ 0.4	$ 8.0	$ 4.9	$ 7.4	$ 6.2